Collateral for crude oil exploration concession agreements (Detail) - Exploration and evaluation assets [member] $ in Millions	Jun. 30, 2019 USD ($)
Disclosure Of Collateral [line items]
Collateral for crude oil exploration concession agreements, amount	$ 2,344
Collateral for crude oil exploration concession agreements, amount still in force	1,632
Crude Oil Reserves [member]
Disclosure Of Collateral [line items]
Amount pledged on collateral	1,533
Bank Guarantees [member]
Disclosure Of Collateral [line items]
Amount pledged on collateral	$ 99